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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cisco Systems, Inc.
Address: 170 West Tasman Drive
         San Jose, CA 95134-1706

Form 13F File Number: 28-14494

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Evan B. Sloves

Title:   Assistant Secretary

Phone:   (408) 526-4000

Signature, Place, and Date of Signing:

/s/ Evan B. Sloves             San Jose, CA              May 11, 2012
-------------------            --------------            -------------
   [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this Report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                    REPORTING MANAGER: CISCO SYSTEMS, INC.

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $741,213
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number               Name

1.    28-14495                          Cisco Systems International B.V.

2.    28-14496                          Cisco Systems (Switzerland) Investments
                                        Ltd.

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                          FORM 13F INFORMATION TABLE

                                                                                                 VOTING AUTHORITY
                                       VALUE    SHRS OR  SH/   PUT/      INVESTMENT  OTHER
NAME OF ISSUER  TITLE OF CLASS CUSIP  (x$1000)  PRN AMT  PRN   CALL      DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------  -------------- ------ -------- --------- ---- -------    ---------- -------- --------- ------- -------
VMWARE INC..... CL A COM       928563 730,405  6,500,000   SH             DEFINED         1  6,500,000       0       0
                                 40 2
                -------------  ------ -------  --------- ---- -------     -------   -------  --------- ------- -------
SPDR S&P 500... TR UNIT        78462F       0          0   SH             DEFINED         2          0       0       0
ETF TR.........                  10 3
                -------------  ------ -------  --------- ---- -------     -------   -------  --------- ------- -------
AMBOW ED....... ADR REPSTG CL  02322P       0          0   SH             DEFINED                    0       0       0
HLDG LTD....... A                10 1
                -------------  ------ -------  --------- ---- -------     -------   -------  --------- ------- -------
21 VIANET...... SPONSORED      90138A
GROUP INC...... ADR              10 3  10,808    952,303   SH             DEFINED         1    952,303       0       0
                -------------  ------ -------  --------- ---- -------     -------   -------  --------- ------- -------